Capital adequacy and liquidity situation (Tables)	6 Months Ended
Jun. 30, 2026
Capital Adequacy and Liquidity Situation [Abstract]
Schedule of capital adequacy

	June 30, 2026	December 31, 2025
Capital adequacy	percent[1]	percent[1]
Common Equity Tier 1 capital ratio	23.3	23.1
Tier 1 capital ratio	23.3	23.1
Total capital ratio	23.3	23.1
1 Capital ratios exclusive of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount.
See tables Own funds – adjusting items and Minimum capital requirements exclusive of buffer.

	June 30, 2026		December 31, 2025
Total risk-based capital requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 8 percent[2]	8,041	8.0	7,993	8.0
of which Tier 1 requirement of 6 percent	6,031	6.0	5,995	6.0
of which minimum requirement of 4.5 percent	4,523	4.5	4,496	4.5
Pillar 2 capital requirements[3]	3,025	3.0	3,007	3.0
Common Equity Tier 1 capital available to meet buffer requirements[4]	12,334	12.3	12,123	12.1
Capital buffer requirements	4,083	4.1	4,072	4.1
of which Capital conservation buffer	2,513	2.5	2,498	2.5
of which Countercyclical buffer	1,570	1.6	1,574	1.6
Pillar 2 guidance[5]	1,005	1.0	999	1.0
Total risk-based capital requirement including Pillar 2 guidance	16,154	16.1	16,071	16.1
1 Expressed as a percentage of total risk exposure amount.
2 The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013,
on prudential requirements for credit institutions and investment firms and amending Regulation (EU) No 648/2012).
3 Individual Pillar 2 requirement of 3.01 percent calculated on the total risk exposure amount, according to the decision from the latest
Swedish FSA Supervisory Review and Evaluation Process (“SREP”) on September 30, 2025.
4 Common Equity Tier 1 capital available to meet buffer requirement after 8 percent minimum capital requirement (SEK covers all minimum requirements with CET1 capital, that is 4.5 percent, 1.5 percent and 2 percent) and after the Pillar 2 requirements (3.01 percent).
5 The Swedish FSA notified SEK on September 30, 2025, within the latest SREP, that in addition to the capital requirements according to Regulation (EU)
no 575/2013 on prudential requirements, SEK should hold additional capital (Pillar 2 guidance) of 1.00 percent of the total risk-weighted exposure amount.
The Pillar 2 guidance is not a binding requirement.

Schedule of leverage ratio

	June 30, 2026	December 31, 2025
Leverage ratio[1]	Skr mn	Skr mn
On-balance sheet exposures	254,290	236,953
Off-balance sheet exposures	5,734	7,161
Total exposure measure	260,024	244,114
Leverage ratio[2]	9.0%	9.5%
1 The leverage ratio reflects the full impact of IFRS 9 as no transitional rules were utilized. 2 Defined by CRR as the quotient of the Tier 1 capital and an exposure measure.

	June 30, 2026		December 31, 2025
Total Leverage ratio requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 3 percent	7,801	3.0	7,323	3.0
Pillar 2 guidance[2]	390	0.2	366	0.2
Total capital requirement relating to Leverage ratio including Pillar 2 guidance	8,191	3.2	7,689	3.2
1 Expressed as a percentage of total exposure amount.
2 The Swedish FSA has on September 30, 2025, notified SEK, within the latest SREP, that SEK may hold additional capital (Pillar 2 guidance) of 0.15 percent calculated on the total Leverage ratio exposure measure. The Pillar 2 guidance is not a binding requirement.

Schedule of own funds

Skr mn	June 30, 2026	December 31, 2025
Share capital	3,990	3,990
Retained earnings	19,173	18,468
Accumulated other comprehensive income and other reserves	368	456
Independently reviewed profit net of any foreseeable charge or dividend	516	703
Common Equity Tier 1 (CET1) capital before regulatory adjustments	24,047	23,617
Additional value adjustments due to prudent valuations	-93	-83
Intangible assets	-26	-22
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	-142	-229
IRB shortfall of credit risk adjustments to expected losses	-114	-144
Insufficient coverage for non-performing exposures	-271	-15
Total regulatory adjustments to Common Equity Tier 1 capital	-646	-493
Total Common Equity Tier 1 capital	23,401	23,124
Total own funds	23,401	23,124

Schedule of minimum capital requirements exclusive of buffers

	June 30, 2026			December 31, 2025
Skr mn	EAD[1]	Risk exposure amount	Min. capital requirement	EAD[1]	Risk exposure amount	Min. capital requirement
Credit risk, standardized approach
Corporates	5,923	5,897	472	5,829	5,770	462
Default exposures	43	43	3	0	0	0
Total credit risk, standardized approach	5,966	5,940	475	5,829	5,770	462
Credit risk, IRB approach
Central governments	241,518	10,094	808	233,305	9,487	759
Financial institutions[2]	37,213	7,596	608	32,236	6,493	519
Corporates[3]	152,103	69,641	5,571	149,636	69,128	5,530
Non-credit-obligation assets	225	225	18	201	201	16
Total credit risk, IRB approach	431,059	87,556	7,004	415,378	85,310	6,825
Credit valuation adjustment risk	n.a.	1,851	148	n.a.	1,882	151
Foreign exchange risk	n.a.	708	57	n.a.	2,494	200
Commodity risk	n.a.	7	1	n.a.	4	0
Operational risk	n.a.	4,451	356	n.a.	4,452	356
Total	437,025	100,513	8,041	421,207	99,912	7,994
1 Exposure at default (EAD) shows the size of the outstanding exposure at default.
2 Of which counterparty risk in derivatives: EAD Skr 4,491 million (year-end 2025: Skr 5,145 million), Risk exposure amount of Skr 852 million
(year-end 2025: Skr 1,059 million) and Capital requirement of Skr 68 million (year-end 2025: Skr 85 million).
3 Of which related to specialized lending: EAD Skr 8,718 million (year-end 2025: Skr 8,258 million), Risk exposure amount of Skr 9,201 million
(year-end 2025: Skr 8,473 million) and Capital requirement of Skr 736 million (year-end 2025: Skr 678 million).

Schedule of liquidity coverage ratio

Skr bn, 12-month average	June 30, 2026	December 31, 2025
Total liquid assets	59.4	59.1
Net liquidity outflows[1]	13.5	10.3
Liquidity outflows	25.1	22.9
Liquidity inflows	11.6	13.2
Liquidity coverage ratio	505%	660%
1 Net liquidity outflows are calculated as the net of liquidity outflows and capped liquidity inflows. Capped liquidity inflows are calculated in accordance with article 425 of CRR (EU 575/2013) and article 33 of the Commission Delegated
Regulation (EU) 2015/61.

Schedule of net stable funding ratio

Skr bn	June 30, 2026	December 31, 2025
Available stable funding	265.5	244.3
Required stable funding	205.8	202.8
Net stable funding ratio	129%	120%

Summary of liquidity reserve

	June 30, 2026					December 31, 2025
Skr bn	Total	Skr	EUR	USD	Other	Total	Skr	EUR	USD	Other
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	29.6	5.0	7.3	17.3	—	33.0	6.0	11.2	15.8	—
Securities issued or guaranteed by municipalities or other public entities	14.6	4.0	5.5	5.1	—	11.2	4.2	0.7	6.3	—
Covered bonds issued by other institutions	12.8	11.1	1.7	—	—	12.0	11.2	0.8	—	—
Balances with National Debt Office	7.9	7.9	—	—	—	1.0	1.0	—	—	—
Total liquidity reserve	64.9	28.0	14.5	22.4	—	57.2	22.4	12.7	22.1	—
1 The liquidity reserve is a part of SEK’s liquidity investments.